Income Tax - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	34.00%
Net operating loss carryforwards		$ 62.2
Operating loss carryforwards begin to expiring year		2023
Operating loss carryforwards expiration year		2032
Research and development tax credit carryforwards		$ 1.0